Contingencies (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 26, 2013 LegalMatter	Jun. 26, 2013 Lease Guarantees And Secondary Obligations [Member]	Jun. 27, 2012 Lease Guarantees And Secondary Obligations [Member]
Guarantor Obligations [Line Items]
Maximum potential liability of future payments under guarantees		$ 132.6	$ 142.6
Description of material contingencies	No material liabilities have been recorded as of June 26, 2013
Letters of Credit Outstanding, Amount	$ 22.4
Number of threatened or pending claims expected to have a material adverse effect	0